Condensed Consolidated Statement of Operation and Comprehensive Income - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
REVENUE	$ 70,750	$ 50,000	$ 265,430
COST OF REVENUE	(30,212)		(43,132)
GROSS PROFIT	40,538	50,000	222,298
OTHER INCOME	6	97	2,852	97
GENERAL AND ADMINISTRATIVE EXPENSES	(135,278)	(227)	(414,681)	(366)
(LOSS)/PROFIT BEFORE INCOME TAX	(94,734)	49,870	(189,531)	(269)
INCOME TAX PROVISION
NET (LOSS)/PROFIT	(94,734)	49,870	(189,531)	(269)
OTHER COMPREHENSIVE INCOME:
-Foreign exchange translation adjustment	4,423		3,544
TOTAL COMPREHENSIVE (LOSS)/PROFIT	$ (90,311)	$ 49,870	$ (185,987)	$ (269)